Taxes on Income - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Corporate tax rate		24.00%	25.00%
Corporate tax rate including temporary provision		24.00%
Net carry forward tax losses		$ 24.8
Federal tax net operating losses carry forward		0.4
State tax net operating losses carry forward		$ 0.7
Federal and state net operating losses expiration year		2036
Scenario Forecast
Income Tax [Line Items]
Corporate tax rate including temporary provision	23.00%